FINANCIAL RISK FACTORS - Liquidity Risk (Details)	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities	$ 59,706,915
Lease obligations	305,610,026
Purchase consideration payable	811,586
Income tax payable	28,914,949
Debts payable	134,808,588
Contingent consideration	52,500,000
Senior secured notes	243,250,000
Accrued interest payable	10,992,650
Total	836,594,714
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities	59,706,915
Lease obligations	25,874,560
Purchase consideration payable	811,586
Income tax payable	28,914,949
Debts payable	8,111,723
Contingent consideration	10,000,000
Accrued interest payable	7,541,634
Total	140,961,367
1-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligations	89,982,691
Debts payable	126,696,865
Contingent consideration	42,500,000
Senior secured notes	243,250,000
Accrued interest payable	3,451,016
Total	505,880,572
2027 and beyond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligations	189,752,775
Total	$ 189,752,775